Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company (in Yuan Renminbi)	¥ (134,319,481)	$ (18,588,875)	¥ 111,393,524
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	111,496,668	111,496,668	103,790,000
Basic earnings (loss) per share (in Yuan Renminbi per share) | (per share)	¥ (1.2)	$ (0.17)	¥ 1.07
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Yuan Renminbi)	¥ (134,319,481)	$ (18,588,875)	¥ 111,393,524
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	111,496,668	111,496,668	103,790,000
incremental shares issuable related to options issued			112,581
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	111,496,668	111,496,668	103,902,581
Diluted earnings (loss) per share (in Yuan Renminbi per share) | (per share)	¥ (1.2)	$ (0.17)	¥ 1.07